Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities.
Schedule of current and non current lease liabilities

	2022	2021
	$’000	$’000
Current	87,240	50,560
Non-current	517,289	325,541
Total lease liabilities	604,529	376,101

Schedule of reconciliation of cash and non-cash changes

	2022	2021	2020
	$’000	$’000	$’000

At January 1	376,101	314,747	184,494
Additions through business combinations (note 31)	215,597	44,557	131,651
Additions through new leases or remeasurements	118,609	131,438	65,070
Interest and finance charges for lease liabilities (note 11)	52,214	32,826	27,384
Payments for the principal of lease liabilities	(76,629)	(63,324)	(39,153)
Interest paid for lease liabilities	(36,178)	(32,923)	(19,239)
Remeasurements or terminations*	(37,718)	(30,978)	(15,380)
Effects of movement in exchange rates	(7,467)	(20,242)	(20,080)
Closing balance – December 31	604,529	376,101	314,747

*     This value represents disposals due to terminated leases and the impact of remeasurement of lease liabilities as a result of changes in lease terms.

Schedule of amount recognized in the statement of income

	2022	2021	2020
	$'000	$'000	$'000

Interest on lease liabilities (note 11)	52,214	32,826	27,384
Expenses relating to short term leases and low value assets (note 7)	16,469	11,165	7,543
Depreciation for right of use assets (note 14)	88,961	60,685	54,089
Total for the year ended	157,644	104,676	89,016

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 - 3	4 – 5	Over 5
	value	cash flows	1 year	years	years	years
	$'000	$'000	$'000	$'000	$'000	$'000
2022
Lease liabilities	604,529	1,108,532	92,417	179,930	168,231	667,954

2021
Lease liabilities	376,101	700,877	54,303	106,015	99,573	440,986